Restructuring costs and similar items (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Summary of Restructuring Costs and Similar Items
Restructuring costs and similar items amounted to €1,064 million in 2020, €1,062 million in 2019 and €1,480 million in 2018, and comprise the following items:

(€ million)	2020	2019	2018
Employee-related expenses	690	791	517
Charges, gains or losses on assets(a)	149	106	162
Compensation for early termination of contracts (other than contracts of employment)	40	49	352
Decontamination costs	(2)	27	5
Other restructuring costs	187	89	444
Total	1,064	1,062	1,480